Short-Term Borrowings (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Short-term borrowings	$ 1,208,331
Hangzhou Liaison Interactive [Member]
Short-term borrowings	931,450
DGHKT [Member]
Short-term borrowings	33,000
Ping Chen [Member]
Short-term borrowings	$ 243,881